Restatement (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Restatement
Summary of Financial Restatements

The following table summarizes the corrections on each of the affected financial statement line items for each period presented.

Effects of Restatements	As Previously Reported	Adjustments	As Restated

Balance Sheet as of December 31, 2012
Additional paid-in capital	19,394,141	40,000	19,434,141
Deficit accumulated during the development stage	(21,978,029)	(40,000)	(22,018,029)
Statement of Operations for the Three Months Ended June 30, 2012
Change in fair value of derivative liabilities	10,000	(10,000)	-
Net loss	(3,418,318)	(10,000)	(3,428,318)

Statement of Operations for the Six Months Ended June 30, 2012
Change in fair value of derivative liabilities	40,000	(40,000)	-
Net loss	(5,105,711)	(40,000)	(5,145,711)

Statement of Cash Flows for the Six Months Ended June 30, 2012
Cash flows from operating activities:
Net loss	(5,105,711)	(40,000)	(5,145,711)
Adjustments to reconcile net loss before discontinued operations to net cash provided by (used in) operating activities:
Change in fair value of derivative liabilities	(40,000)	40,000	-

The tables on the following page summarizes the corrections on each of the affected financial statement line items for each period presented.

Effects of Restatements	As Previously Reported	Adjustments	As Restated

Statement of Stockholders’ (Deficit) Equity for the Year Ended December 31, 2010
Additional paid-in capital	-	2,000,000	2,000,000
Balance Sheet as of December 31, 2011
Derivative liabilities	280,000	(280,000)	-
Additional paid-in capital	10,685,391	320,000	11,005,391
Deficit accumulated during the development stage	(10,569,780)	(40,000)	(10,609,780)
Statement of Operations for the Year Ended December 31, 2011
Change in fair value of derivative liabilities	40,000	(40,000)	-
Net loss	(4,992,592)	(40,000)	(5,032,592)

Statement of Stockholders’ (Deficit) Equity for the Year Ended December 31, 2011
Reclassification of derivative liability related to exercise of warrants	1,680,000	(1,680,000)	-
Net loss	(4,992,592)	(40,000)	(5,032,592)
Statement of Cash Flows for the Year Ended December 31, 2011
Cash flows from operating activities:
Net loss	(4,992,592)	(40,000)	(5,032,592)
Adjustments to reconcile net loss before discontinued operations to net cash provided by (used in) operating activities:
Change in fair value of derivative liabilities	(40,000)	40,000	-

Supplemental disclosure of cash flow information:
Reclassification of derivative liability related to exercise of warrants	1,680,000	(1,680,000)	-
Balance Sheet as of December 31, 2012
Additional paid-in capital	19,394,141	40,000	19,434,141
Deficit accumulated during the development stage	(21,978,029)	(40,000)	(22,018,029)
Statement of Stockholders’ (Deficit) Equity for the Year Ended December 31, 2012
Reclassification of derivative liability to equity	280,000	(280,000)	-
Statement of Cash Flows for the Year Ended December 31, 2012
Supplemental Disclosure of Non-Cash Investing and Financing Activities
Supplemental disclosure of cash flow information:
Reclassification of derivative liability to equity	280,000	(280,000)	-
Statement of Operations for the Period From June 29, 2009 (Inception) Through December 31, 2012
Change in fair value of derivative liabilities	40,000	(40,000)	-
Net loss	(21,978,029)	(40,000)	(22,018,029)
Statement of Cash Flows for the Period From June 29, 2009 (Inception) Through December 31, 2012
Cash flows from operating activities:
Net loss	(21,978,029)	(40,000)	(22,018,029)
Adjustments to reconcile net loss before discontinued operations to net cash provided by (used in) operating activities:
Change in fair value of derivative liabilities	(40,000)	40,000	-
Supplemental Disclosure of Non-Cash Investing and Financing Activities
Supplemental disclosure of cash flow information:
Reclassification of derivative liability related to exercise of warrants	1,680,000	(1,680,000)	-
Reclassification of derivative liability to equity	280,000	(280,000)	-